Table of Contents
      USAA Family of Funds                                   1
      Message from the President                             2
      Investment Review                                      4
      Message from the Managers                              5
      Financial Information:
         Distributions to Shareholders                       9
         Independent Auditors' Report                       10
         Portfolio of Investments                           11
         Notes to Portfolio of Investments                  31
         Statement of Assets and Liabilities                32
         Statement of Operations                            33
         Statements of Changes in Net Assets                34
         Notes to Financial Statements                      35



Important Information
Through our ongoing efforts to reduce expenses and respond to shareholder requests, your annual and semiannual report mailings are "streamlined." One copy of each report is sent to each address, rather than to every registered owner. For many shareholders and their families, this eliminates duplicate copies, saving paper and postage costs to the Fund.

If you are the primary shareholder on at least one account, prefer not to participate in streamlining, and would like to continue receiving one report per registered account owner, you may request this in writing to:

            USAA Investment Management Company
            Attn: Report Mail
            9800 Fredericksburg Road
            San Antonio, TX 78284-8916

or phone a Mutual Fund Representative at 1-800-531-8448 during business hours.

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the USAA Growth Strategy Fund, managed by USAA Investment Management Company (IMCO). It may be used as sales literature only when preceded or accompanied by a current prospectus which gives further details about the Fund.

USAA with the eagle is registered in the U.S. Patent & Trademark Office. (Copyright)1998, USAA. All rights reserved.


USAA Family of Funds Summary

         Fund                                             Minimum
       Type/Name                     Volatility          Investment*
       ---------                     ----------          ----------

 CAPITAL APPRECIATION
===============================================================================
 Aggressive Growth                 Very high               $3,000
 Emerging Markets(1)               Very high               $3,000
 USAA First Start Growth           Moderate to high        $3,000
 Gold(1)                           Very high               $3,000
 Growth                            Moderate to high        $3,000
 Growth & Income                   Moderate                $3,000
 International(1)                  Moderate to high        $3,000
 S&P 500 Index(2)                  Moderate                $3,000
 Science & Technology(5)           Very high               $3,000
 World Growth(1)                   Moderate to high        $3,000

 ASSET ALLOCATION
===============================================================================
 Balanced Strategy(1)              Moderate                $3,000
 Cornerstone Strategy(1)           Moderate                $3,000
 Growth and Tax
  Strategy(3)                      Moderate                $3,000
 Growth Strategy(1)                Moderate to high        $3,000
 Income Strategy                   Low to moderate         $3,000

 INCOME - TAXABLE
===============================================================================
 GNMA                              Low to moderate         $3,000
 Income                            Moderate                $3,000
 Income Stock                      Moderate                $3,000
 Short-Term Bond                   Low                     $3,000

 INCOME - TAX EXEMPT
===============================================================================
 Long-Term(3)                      Moderate                $3,000
 Intermediate-Term(3)              Low to moderate         $3,000
 Short-Term(3)                     Low                     $3,000
 State Bond Income(3)**            Moderate                $3,000

 MONEY MARKET
===============================================================================
 Money Market(4)                   Very low                $3,000
 Tax Exempt
  Money Market(3),(4)              Very low                $3,000
 Treasury Money
  Market Trust(4)                  Very low                $3,000
 State Money Market(3),(4)**       Very low                $3,000

(1) Foreign investing is subject to additional risks, which are discussed in the funds' prospectuses.

(2) S&P 500 (Registered Trademark) is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use. The Product is not sponsored, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Product.

(3) Some income may be subject to state or local taxes or the federal alternative minimum tax.

(4) An investment in a money market fund is neither insured nor guaranteed by the U.S. Government, and there is no assurance that any of the funds will be able to maintain a stable net asset value of $1 per share.

(5) This Fund may be more volatile than a fund that diversifies across many industries.

 * The InveStart (Registered Trademark) program is available for investors without the $3,000 initial investment required to open an IMCO mutual fund account. A mutual fund account can be opened with no initial investment if you elect to have monthly automatic investments of at least $50 from a bank account. InveStart is not available on tax-exempt funds or the S&P 500 Index Fund. The minimum initial investment for IRAs is $250, except for the $2,000 minimum required for the S&P 500 Index Fund. IRAs are not available for tax-exempt funds. The Growth and Tax Strategy Fund is not available as an investment for your IRA because the majority of its income is tax exempt.

** California, Florida, New York, Texas, and Virginia funds available to residents only.

Non-deposit investment products are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, USAA Federal Savings Bank, and are subject to investment risks, and may lose value.

For more complete information about the mutual funds managed and distributed by USAA IMCO, including charges and expenses, please call 1-800-531-8181 for a prospectus. Read it carefully before you invest.



Message from the President

A year ago my message to you sent a cautionary note about a market that had risen very high for a long time:

    "It would not be unusual if the market were to finish 1997 with a return well below that of '95 and '96."

Of course, 1997's stock market did not perform poorly, and we are still pondering when a correction might come. This situation is tailor-made for a discussion of risk.

There has long been a difference between what most investors perceive as risk and what academics mean by risk. To the individual investor risk means losing money. To the student risk means variability of returns, both up and down. The difference can be quite important.

To a person who perceives risk as only the possibility of loss, timing becomes a rather attractive proposition. You know with certainty when the market has provided an exceptional return for a given period. If your chief goal is to avoid a loss, then a movement to safety following such a period could make sense. But look at the experience of 1995, 1996 and 1997. Even 1998 is testimony to the frailty of forecasting and also to an academic definition of risk.

If market risk means variability of return, and if that risk is describable in scope but not in direction or timing of movement, then timing becomes dangerous. That is because the variability of returns may help you as well as hurt you. To put this plainly, a person who got out of the market in 1995 or 1996 is still looking for a chance to come back in.


[PHOTOGRAPH OF PRESIDENT AND VICE CHAIRMAN OF THE BOARD, MICHAEL J.C. ROTH, CFA,
 APPEARS HERE]


The Asset Strategy funds of the Investment Trust show a good way to confront this real risk. They offer various asset allocations which are attuned to different risk tolerances. And we keep those allocations for you. You will be exposed to risk in a way that, hopefully, is tolerable and that exposure will be there if the risk takes you down, or up.

Sincerely,


Michael J.C. Roth, CFA
President and
Vice Chairman of the Board


For more information about mutual funds managed and distributed by USAA IMCO, including charges and expenses, please call for a prospectus. Read it carefully before investing.




Investment Review

USAA GROWTH STRATEGY FUND

OBJECTIVE: To seek a high total return, with reduced risk over time, through an asset allocation strategy that emphasizes capital appreciation and, secondarily, income.

--------------------------------------------------------------------------------
                                           5/31/98                5/31/97
================================================================================
  Net Assets                            $249.4 Million          $193.9 Million
  Net Asset Value Per Share                 $14.30                  $13.10
================================================================================


--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS AS OF 5/31/98
================================================================================
               1 Year              Since Inception on 9/1/95
               12.12%                        16.99%
================================================================================

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. No adjustment has been made for taxes payable by shareholders on their reinvested income dividends and capital gain distributions. The performance data quoted represent past performance and are not an indication of future results. Investment return and principal value of an investment will fluctuate, and an investor's shares, when redeemed, may be worth more or less than their original cost.




CUMULATIVE PERFORMANCE COMPARISON

A chart in the form of a line graph appears here, illustrating the comparison of a $10,000 hypothetical investment in the USAA Growth Strategy Fund to the S&P 500 Index for the period of 9/1/95 to 05/31/98. The data points from the graph are as follows:

                          USAA Growth      S&P 500
                        Strategy Fund       Index
                        -------------       -----

9/1/95                     10,000           10,000
12/95                      10,650           11,049
06/96                      12,385           12,163
12/96                      13,007           13,584
06/97                      14,289           16,382
12/97                      14,191           18,114
05/98                      15,432           20,493

Data since inception on 9/1/95 through 5/31/98


The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Growth Strategy Fund to the S&P 500 Index, an unmanaged index representing the average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index.





Message from the managers

[PHOTOGRAPH OF THE FOLLOWING PORTFOLIO MANAGERS APPEARS HERE:
                    Standing L to R:
       John K. Cabell, Jr., CFA (Small Cap Stocks),
               Paul H. Lundmark, CFA (Bonds),
     Pamela K. Bledsoe, CFA (Money Market Instruments),
          Eric M. Efron, CFA (Small Cap Stocks) and
     Albert C. Sebastian, CFA (International Stocks);
                     Seated L to R:
         David G. Peebles, CFA (International Stocks),
      W. Travis Selmier, II, CFA (International Stocks) and David G. Parsons, CFA (Allocation Manager, Large Cap Stocks)]


FUND OVERVIEW
Through an asset allocation strategy encompassing domestic and international stocks as well as bonds, the Growth Strategy Fund seeks to remove the growth investor's asset allocation burden.

LARGE CAPITALIZATION STOCKS
For the 12-month period ending May 31, 1998, the performance of this section of the Fund was poor versus the S&P 500 Index and other growth funds. The fallout from Asia severely affected our large weightings in technology, medical products, and biotechnology in the last four months of 1997. This experience caused a reevaluation of the manner in which we manage this sector. Our major change is to recognize that at times it may be difficult to find a sufficiently varied group of out-of-favor growth stocks. In such cases we will invest a portion of the Fund's net assets in a diversified group of large capitalization growth stocks. This change has two potential benefits. It allows us to greatly diversify this section of the Fund and provides an effective investment of funds as we await and research compelling out-of-favor ideas.

The large capitalization sector of the Fund still has substantial exposure to healthcare and technology, but to a lesser extent than at the time of our last report to you. These two areas and this sector of the Fund overall have shown a marked improvement in performance over the first five months of 1998. Because of our change in investment procedure, this sector of the Fund now has exposure to a broad array of growth sectors and companies. Large capitalization stocks comprised 29.8% of the Fund's net assets on May 31, 1998.

SMALL CAPITALIZATION STOCKS
The small capitalization sector of the Fund invests mostly in companies with market capitalizations below $1 billion. We believe that the stocks of successful, well-run smaller companies have superior appreciation potential because their revenues and earnings often are growing more rapidly than those of larger companies. Small companies often have focus, progressive management, and flexibility, which collectively enable them to respond quickly to social and economic change and to take early advantage of emerging trends. Our small capitalization investments are concentrated primarily in the technology, communications, healthcare, energy, and retailing industries.

Although small capitalization equities have excellent appreciation potential, they are also risky. Small companies tend to have more volatile earnings, and their success can attract competition from better-financed, larger companies. Furthermore, they are more difficult to trade than stocks of larger companies.

For the year ended May 31, 1998, the small capitalization sector of the Fund provided good returns relative to the Russell 2000(Registered Trademark)Index,
(1) but below that of the S&P 500 Index. During this period, investors showed a strong preference for more liquid larger capitalization equities. At the end of the investment period, small capitalization stocks accounted for 27.4% of the Fund's net assets.

INTERNATIONAL STOCKS
The international sector of the Fund produced a good return versus international indices, but below that of the S&P. Over the course of the year we overweighted Europe and underweighted Japan. Both of these were good moves. European markets produced strong returns due mainly to an improvement in economic growth and continued mergers and acquisitions. The Japanese equity market, on the other hand, was down. The Asian currency crisis compounded severe preexisting problems within the banking system, which pushed Japan to the brink of a recession.

The principal weakness for the year was our overweighted position in the emerging markets in Asia and Latin America. Asia's economic problems have led to a weakening of the prices of most commodities, from which many emerging markets' countries derive significant export earnings. Further, higher interest rates on emerging countries' debt have raised companies' financing costs. While we are confident of the long-term future of emerging markets, we are concerned about their continued turbulence. We have therefore reduced our exposure to these markets. At the end of the reporting period, international stocks made up 20% of the Fund's net assets.

BONDS
The Fund's bond sector is included to lower volatility and provide current income. There has been no dramatic change in the maturity of the Fund since the last report. We believe that trying to predict where interest rates are going is a futile effort. The emphasis remains on finding bonds that represent value in terms of risk and reward.

Since the last report, we have increased the percentage of AAA-rated securities that we believe will potentially perform well if interest rates remain unchanged or go higher. These instruments are defensive in nature and balance the other bonds in the portfolio that should do well in a decreasing interest rate environment.

(1) The Russell 2000(Registered Trademark) Index is a widely recognized unmanaged small cap index consisting of the 2,000 smallest companies within the Russell 3000(Registered Trademark) Index.

The best performing holdings were Health Care Property Investors, Giddings & Lewis, Kmart, and Waste Management. Our investments in MacSaver Financial and Great Atlantic & Pacific underperformed because of weakness in their operations. However, we continue to hold these bonds because they are addressing their financial problems and have a potentially bright outlook. At the end of the reporting period, bonds comprised 20.9% of the Fund's net assets.

MONEY MARKET INSTRUMENTS
As a percentage of the Fund's net assets on May 31, 1998, money market instruments totalled 2.2%, comprised of U.S. Government agency discount notes. These holdings are to provide liquidity to meet redemptions or fund the movement into other stock or bond holdings.

PERFORMANCE
During the 12 months ended May 31, 1998, the Fund returned 12.12%. The main problem existed in the large capitalization sector, which was up only marginally in a strong bull market year. The other sectors produced relatively good returns,(2) yet were below that of the S&P 500 Index.

We believe we have addressed the problem of the large capitalization sector of the Fund. Although we cannot predict the future course of the market or this Fund, we are in the opinion that this diversified portfolio has the potential to generate attractive returns with less volatility than an average growth fund.


(2) Past performance is no guarantee of future results and the value of your investment may vary according to the Fund's performance.





ASSET ALLOCATION

A pie chart is shown here depicting the Asset Allocation as of May 31, 1998 of the USAA Growth Strategy Fund to be:

International Stocks 20.0%*, Money Market Instruments 2.2%*, Large Cap Stocks 29.8%*, Small Cap Stocks 27.4%*, and Bonds 20.9%*.

* Percentages are of the Net Assets in the Portfolio and may or may not equal 100%.





=========================================
         TOP 10 EQUITY HOLDINGS
              (% OF NET ASSETS)

  Pharmacia & Upjohn                 1.8
  AAR                                1.6
  General Electric                   1.1
  Ascend Communications               .9
  Amgen                               .7
  Hibbett Sporting Goods              .7
  PepsiCo                             .7
  Superior Consultant Holdings        .7
  Triumph Group                       .7
  Wal-Mart Stores                     .7
=========================================




============================================
             TOP 10 INDUSTRIES
              (% OF NET ASSETS)

  Banks - Major Regional                 5.9
  Real Estate Investment Trusts          4.6
  Telephones                             4.2
  Drugs                                  3.4
  Asset Backed Financings                3.3
  Aerospace/Defense                      3.1
  Medical Products & Supplies            2.7
  Electronics - Semiconductors           2.6
  Retail - Specialty                     2.6
  Telecommunications                     2.5
=============================================


Foreign investing is subject to additional risks which are discussed in the Fund's prospectus. Since return on any investment is generally commensurate with risk, investors should be aware of the potential volatility associated with foreign markets.

See page 11 for a complete listing of the Portfolio of Investments in Securities.



Distributions  to Shareholders

The following per share information describes the federal tax treatment of distributions made during the fiscal year ended May 31, 1998. These figures are provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Distributions for the calendar year will be reported to you on Form 1099-DIV in January 1999.

       Ordinary  income                       $ .21*
       Long-term  capital gains - 20%           .08
       Long-term capital gains - 28%            .07
                                              -----
         Total                                $ .36
                                              =====

8.98% of ordinary income distributions qualify for deduction by corporations.


* Includes distribution of short-term capital gains, if any, which are taxable as ordinary income.




Independent Auditors' Report

The Shareholders and Board of Trustees

USAA GROWTH STRATEGY FUND:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments of the USAA Growth Strategy Fund, a series of the USAA Investment Trust, as of May 31, 1998 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and financial highlights, presented in note 8 to the financial statements, for each of the years or periods in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Growth Strategy Fund as of May 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the three-year period then ended, in conformity with generally accepted accounting principles.

                                            KPMG Peat Marwick LLP

San Antonio, Texas
July 2, 1998





USAA GROWTH STRATEGY FUND
PORTFOLIO OF INVESTMENTS

May 31, 1998


                                                                       Market
   Number                                                               Value
  of Shares                        Security                             (000)
-------------------------------------------------------------------------------
                           INTERNATIONAL STOCKS (20.0%)
               Argentina (0.2%)
       7,900   Banco Rio de La Plata S.A. ADR                          $      95
       3,800   Disco S.A. ADR *                                              131
       3,540   IRSA Inversiones y Representaciones S.A. GDR                  125
       3,000   Telefonica de Argentina S.A. ADR                               98
                                                                       ---------
                                                                             449
                                                                       ---------
               Australia (0.2%)
      30,000   CSL Ltd.                                                      202
      17,300   Smith (Howard) Ltd.                                           113
     145,000   Telstra Corp.                                                 341
                                                                       ---------
                                                                             656
                                                                       ---------
               Austria (0.6%)
       4,487   Boehler Uddeholm AG                                           347
         713   Creditanstalt AG (Preferred)                                   86
       3,951   VA Flughafen Wien AG                                          212
       8,657   VA Stahl AG                                                   370
       3,000   VA Technologie AG                                             406
                                                                       ---------
                                                                           1,421
                                                                       ---------
               Belgium (0.1%)
       3,200   Union Miniere S.A.                                            218
                                                                        --------
               Brazil (0.4%)
   3,830,400   Companhia Energetica de Minas Gerais (Cemig) (Preferred)      126
      10,500   Panamerican Beverages, Inc. "A"                               355
     750,000   Petroleo Brasileiro S.A. (Preferred)                          145
   2,600,000   Telebras PN S.A. (Preferred)                                  276
                                                                       ---------
                                                                             902
                                                                       ---------
               Canada (1.3%)
      42,600   Anderson Exploration Ltd.*                                    465
       9,600   Canadian National Railway Co.                                 568
      30,600   Canadian Occidental Petroleum Ltd.                            641
      41,200   National Bank of Canada                                       840
      12,000   OSF, Inc.*                                                    119
      18,000   Suncor, Inc.                                                  639
                                                                       ---------
                                                                           3,272
                                                                       ---------
               Chile (0.1%)
       3,390   Compania de Telefonos de Chile ADR                             75
       5,900   Distribucion y Servicio D & S S.A. ADR                         93
       3,000   Sociedad Quimica y Minera de Chile S.A. ADR                   104
                                                                       ---------
                                                                             272
                                                                       ---------
               China (0.1%)
     454,000   Jiangsu Expressway Co. Ltd.                                   117
      55,000   New World Infrastructure Ltd.*                                 97
                                                                       ---------
                                                                             214
                                                                       ---------
               Czech Republic (0.1%)
         900   SPT Telecom A.S.*                                             116
                                                                       ---------
               Denmark (1.0%)
       6,200   Carli Gry International A/S                                   488
       8,000   ISS International Service System A/S "B"                      412
      18,200   SAS Danmark A/S                                               337
      14,400   Tele Danmark A/S ADR                                          668
       6,100   Unidanmark A/S                                                493
                                                                       ---------
                                                                           2,398
                                                                       ---------
               Egypt (0.1%)
       4,400   Suez Cement Co. S.A.E. GDR                                     86
                                                                       ---------
               Finland (0.8%)
      71,000   Merita plc "A"                                                447
      13,000   Nokia Corp. ADR                                               844
       1,420   Raision Tehtaat                                               266
      16,600   Rauma OYJ                                                     343
       1,300   sponda OY*                                                      8
                                                                      ----------
                                                                           1,908
                                                                       ---------
               France (1.9%)
       1,300   Accor S.A.                                                    357
       6,000   Bouygues Offshore S.A. ADR                                    150
      10,800   Coflexip ADR                                                  800
      15,000   Elf Aquitaine ADR                                           1,028
       3,800   Eramet Group                                                  182
       1,050   Essilor International                                         447
       3,000   ISIS S.A.                                                     428
       4,400   Louis Dreyfus Citrus                                          164
       8,200   Renault S.A.*                                                 429
       5,428   SEITA                                                         236
       3,000   Simco S.A.                                                    260
       4,400   Valeo S.A.                                                    415
                                                                       ---------
                                                                           4,896
                                                                       ---------
               Germany (1.0%)
      11,600   Continental AG                                                352
      11,300   Hoechst AG                                                    564
       5,900   Leica Camera AG                                                92
       1,200   SAP AG                                                        620
         550   SAP AG (Preferred)                                            305
       9,340   Veba AG                                                       613
                                                                       ---------
                                                                           2,546
                                                                       ---------
               Greece (0.1%)
       2,000   National Bank of Greece S.A. GDR*                              57
                                                                       ---------
               Hong Kong (0.1%)
      67,500   Amoy Properties Ltd.                                           43
       7,000   Asia Satellite Telecommunications Holdings Ltd. ADR           111
      22,000   CITIC Pacific Ltd.                                             53
      23,000   Hutchison Whampoa Ltd.                                        120
      18,000   Swire Pacific Ltd. "A"                                         67
                                                                       ---------
                                                                             394
                                                                       ---------
               Hungary (0.2%)
       7,000   Magyar Tavkozlesi RT. (MATAV) ADR*                            196
      10,000   Mol Magyar Olaj-Es Gazipari GDR                               230
       2,600   OTP Bank GDR                                                  108
                                                                       ---------
                                                                             534
                                                                       ---------
               India (0.1%)
       7,250   Hindalco Industries Ltd. GDR                                  102
       5,500   Larsen & Toubro Ltd. GDR                                       70
       9,300   Videsh Sanchar Nigam Ltd. GDR                                 110
                                                                       ---------
                                                                             282
                                                                       ---------
               Indonesia (0.1%)
      21,000   PT HM Sampoerna                                                 7
                                                                       ---------
               Israel (0.1%)
       5,100   Blue Square - Israel Ltd. ADR                                  74
       5,000   ECI Telecommunications Ltd.                                   160
       3,800   Teva Pharmaceutical Industries Ltd. ADR                       156
                                                                       ---------
                                                                             390
                                                                       ---------
               Italy (0.9%)
       8,200   ENI S.p.A. ADR                                                579
      43,000   Erg S.p.A.                                                    183
       7,300   Gucci Group N.V.                                              331
      70,000   Italgas S.p.A.                                                323
     135,000   Telecom Italia S.p.A.                                         728
                                                                       ---------
                                                                           2,144
                                                                       ---------
               Japan (2.1%)
      13,000   Bridgestone Corp.                                             297
      16,000   Daibiru Corp.                                                 104
      36,000   Hitachi Ltd.                                                  237
      25,000   Hosiden Corp.*                                                304
       7,000   Ito-Yokado Co. Ltd.                                           349
       6,000   Justsystem Corp.                                               26
      12,900   Laox Co. Ltd.                                                  88
     240,000   Long-Term Credit Bank of Japan, Ltd.                          348
      40,000   Minebea Co. Ltd.                                              411
      40,000   Mitsubishi Heavy Industries Ltd.                              139
      13,000   Namco                                                         289
       1,730   Nichiei Co. Ltd.                                              116
      24,000   Nomura Securities Co. Ltd.                                    262
          12   NTT Data Communications Systems Corp.                         482
      24,000   Sanwa Bank Ltd.                                               210
      34,000   Sekisui Chemical Co. Ltd.                                     171
       5,500   Sony Corp.                                                    465
      24,000   Terumo Corp.                                                  363
      48,000   Toko, Inc.                                                    303
      12,000   Yamada Denki Co.                                              156
               MBL International Finance (Bermuda) Trust,
                Convertible Notes, $200,000 par,
                  3.00%, 11/30/02                                            191
                                                                       ---------
                                                                           5,311
                                                                       ---------
               Korea (0.1%)
      19,290   Samsung Heavy Industries*                                     116
                                                                       ---------
               Malaysia (0.1%)
      58,600   Genting Bhd                                                   153
     109,400   Technology Resources Industries Bhd                            79
                                                                       ---------
                                                                             232
                                                                       ---------
               Mexico (0.1%)
       8,599   Desc, Sociedad de Fomento Industrial, S.A. de C.V. ADR        195
       8,700   Empresas Ica Sociedad Controladora, S.A. de C.V. ADR           90
       7,200   Tubos de Acero de Mexico, S.A. ADR                            107
                                                                       ---------
                                                                             392
                                                                       ---------
               Netherlands (1.3%)
       4,200   Akzo Nobel N.V.                                               878
       5,200   Benckiser N.V. "B" ADR*                                       294
       3,940   EVC International N.V.                                         74
      11,500   ING Group N.V.                                                790
       2,600   Koninklijke Pakhoed N.V. (Certificates)                        93
       9,200   Oce-van der Grinten N.V.                                      387
       5,500   Philips Electronics N.V.                                      523
       1,360   Simac Techniek N.V.                                           279
       7,500   Verenigd Besit VNU                                            257
                                                                       ---------
                                                                           3,575
                                                                       ---------
               Norway (0.5%)
     126,000   Christiania Bank og Kreditkasse                               540
      14,700   Schibsted ASA                                                 238
      37,500   Storebrand ASA*                                               349
      18,300   Tandberg Data ASA*                                            131
                                                                       ---------
                                                                           1,258
                                                                       ---------
               Philippines (0.1%)
     600,000   SM Prime Holdings, Inc.                                       106
                                                                       ---------
               Poland (0.1%)
      17,000   Elektrim S.A.                                                 224
      17,404   Polifarb Cieszyn-Wroclaw S.A.                                  52
                                                                       ---------
                                                                             276
                                                                       ---------
               Portugal (0.5%)
       7,000   Banco Totta E Acores S.A.                                     259
      13,200   Cimentos de Portugal S.A.                                     505
       9,000   Portugal Telecom S.A. ADR                                     475
                                                                       ---------
                                                                           1,239
                                                                       ---------
               Russia (0.2%)
       4,100   LUKoil ADR                                                    177
      16,500   Mosenergo ADR a                                               112
     791,000   Unified Energy Systems*                                       139
                                                                       ---------
                                                                             428
                                                                       ---------
               Singapore (0.1%)
      56,000   Keppel Corp. Ltd.                                             112
      53,600   Overseas Union Bank Ltd.                                      163
      30,000   Singapore Land Ltd.                                            63
                                                                       ---------
                                                                             338
                                                                       ---------
               South Africa (0.1%)
       4,600   South African Breweries Ltd.                                  130
                                                                       ---------
               Spain (0.6%)
       5,153   Corporacion Bancaria de Espana S.A.*                          439
      10,400   Corporacion Mapfre                                            401
       5,500   Telefonica de Espana S.A. ADR                                 740
                                                                       ---------
                                                                           1,580
                                                                       ---------
               Sweden (0.6%)
      22,620   Autoliv, Inc. SDR                                             706
      81,000   Swedish Match AB                                              285
      18,000   Volvo AB                                                      575
                                                                       ---------
                                                                           1,566
                                                                       ---------
               Switzerland (1.0%)
         446   Novartis AG                                                   755
       1,900   Selecta Group AG                                              387
         257   SGS Group AG                                                  499
         809   Sulzer AG P.C.                                                692
         800   Tag Heuer International S.A.                                  100
      24,200   Tag Heuer International S.A. ADR*                             293
                                                                       ---------
                                                                           2,726
                                                                       ---------
               Taiwan (0.1%)
     225,500   China Steel Corp.                                             136
     301,000   Far Eastern Department Store, Ltd.                            263
                                                                       ---------
                                                                             399
                                                                       ---------
               Turkey (0.1%)
     681,000   Akbank T.A.S.                                                  20
   1,974,000   Akbank T.A.S. Receipts*, b                                     58
   2,031,527   Yapi Ve Kredi Bankasi A.S.                                     39
     792,295   Yapi Ve Kredi Bankasi Receipts*, b                             16
                                                                       ---------
                                                                             133
                                                                       ---------
               United Kingdom (2.6%)
     136,900   Billiton plc                                                  344
      23,100   Cadbury Schweppes plc                                         353
     220,000   Cookson Group plc                                             915
      97,700   Corporate Services Group plc                                  367
       4,000   Doncasters plc ADR*                                           131
      35,800   EMI Group plc                                                 303
      21,000   Laporte plc                                                   293
     140,000   LucasVarity plc                                               617
     139,000   Medeva plc                                                    399
      31,800   National Westminster Bank plc                                 581
      34,760   Reuters Group plc                                             399
      98,000   Safeway plc                                                   596
      20,000   Thomson Travel Group plc*                                      59
     120,000   Tomkins plc                                                   693
      97,641   WPP Group plc                                                 625
                                                                       ---------
                                                                           6,675
                                                                       ---------
               Venezuela (0.1%)
       3,000   Compania Anonima Nacional Telefonos de Venezuela ADR           92
                                                                       ---------
               Other Holdings (0.1%)
      32,100   Central European Growth Fund plc*                              28
                                                                       ---------
               Total international stocks (cost: $39,932)                 49,762
                                                                       ---------

                               SMALL CAP STOCKS (27.4%)
               Aerospace/Defense (2.8%)
     150,000   AAR Corp.                                                   3,965
      30,000   Aviation Sales Co.*                                         1,146
       6,000   TriStar Aerospace Co.                                          97
      35,000   Triumph Group, Inc.*                                        1,715
                                                                       ---------
                                                                           6,923
                                                                       ---------
               Air Freight (0.3%)
      24,000   Eagle USA Airfreight, Inc.*                                   782
                                                                       ---------
               Airlines (0.2%)
      15,000   Midwest Express Holdings, Inc.*                               430
                                                                       ---------
               Banks - Major Regional (1.2%)
      60,000   Columbia Banking Systems, Inc.*                             1,530
      43,100   Hamilton Bancorp, Inc.*                                     1,385
                                                                       ---------
                                                                           2,915
                                                                       ---------
               Beverages - Alcoholic (0.7%)
      25,000   Beringer Wine Estates Holdings, Inc.*                       1,066
      20,000   Robert Mondavi Corp.*                                         712
                                                                       ---------
                                                                           1,778
                                                                       ---------
               Biotechnology (0.7%)
      30,000   CN Biosciences, Inc.*                                         690
      20,000   IDEC Pharmaceuticals Corp.*                                   630
       5,900   Med Immune, Inc.*                                             294
       7,000   SangStat Medical  Corp.*                                      184
                                                                       ---------
                                                                           1,798
                                                                       ---------
               Broadcasting - Radio & TV (0.1%)
       9,100   Gray Communications Systems, Inc. "B"                         270
                                                                       ---------
               Communication Equipment (1.0%)
      26,874   Brightpoint, Inc.*                                            425
      20,000   Datum, Inc.*                                                  294
       6,100   First Virtual Corp.*                                           77
      24,000   Harmonic Lightwaves, Inc.*                                    417
      29,900   Innova Corp.*                                                 258
      20,000   Ortel Corp.*                                                  293
      11,600   P-Com, Inc.*                                                  174
      19,300   REMEC, Inc.*                                                  277
      18,000   Spectrian Corp.*                                              295
                                                                       ---------
                                                                           2,510
                                                                       ---------
               Computer - Hardware (0.3%)
      34,000   Sandisk Corp.*                                                549
       3,600   SCM Microsystems, Inc.*                                       207
                                                                       ---------
                                                                             756
                                                                       ---------
               Computer - Networking (0.4%)
      18,500   International Network Services*                               580
      15,000   Xylan Corp.*                                                  362
                                                                       ---------
                                                                             942
                                                                       ---------
               Computer - Peripherals (0.3%)
      33,500   HMT Technology Corp.*                                         389
      18,300   Komag, Inc.*                                                  181
      23,000   Read-Rite Corp.*                                              203
                                                                       ---------
                                                                             773
                                                                       ---------
               Computer Software & Service (0.6%)
      15,600   Dset Corp.*                                                   236
      24,750   Harbinger Corp.*                                              576
      30,000   Macrovision Corp.*                                            653
       2,000   Security Dynamics Technologies, Inc.*                          42
                                                                       ---------
                                                                           1,507
                                                                       ---------
               Drugs (0.1%)
      13,000   Jones Medical Industries, Inc.                                400
                                                                       ---------
               Electronics - Semiconductors (1.4%)
      14,000   Applied Micro Circuits Corp.*                                 315
      10,900   Aspec Technology, Inc.*                                       133
       5,000   Lattice Semiconductor Corp.*                                  193
      19,000   Rambus, Inc.*                                                 734
      54,200   TranSwitch Corp.*                                             745
      12,000   Triquint Semiconductor, Inc.*                                 272
      38,000   VLSI Technology, Inc.*                                        589
      40,900   Zoran Corp.*                                                  473
                                                                       ---------
                                                                           3,454
                                                                       ---------
               Equipment - Semiconductors (1.4%)
      16,000   Brooks Automation, Inc.*                                      206
      13,000   Cerprobe Corp.*                                               171
      45,000   CFM Technologies, Inc.*                                       512
      20,000   Cymer, Inc.*                                                  381
      15,200   Electroglas, Inc.*                                            207
      11,500   Etec Systems, Inc.*                                           421
      45,000   Integrated Process Equipment Corp.*                           624
      22,000   Photronics, Inc.*                                             580
      19,300   Speedfam International, Inc.*                                 376
                                                                       ---------
                                                                           3,478
                                                                       ---------
               Finance - Consumer (0.4%)
      42,750   NCO Group, Inc.*                                              954
                                                                       ---------
               Finance - Diversified (0.1%)
       6,600   Heller Financial, Inc.*                                       184
                                                                       ---------
               Foods (0.3%)
      10,000   American Italian Pasta Co.                                    359
       5,000   Suiza Foods Corp.*                                            292
                                                                       ---------
                                                                             651
                                                                       ---------
               Healthcare - Diversified (1.0%)
      19,000   PAREXEL International Corp.*                                  570
       8,900   Professional Detailing, Inc.*                                 187
      40,100   Superior Consultant Holdings Corp.*                         1,684
                                                                       ---------
                                                                           2,441
                                                                       ---------
               Healthcare - Specialized Services (1.3%)
       5,000   Atria Communities, Inc.*                                       88
      25,000   MedQuist, Inc.*                                             1,097
      25,000   Pediatrix Medical Group, Inc.*                                905
      30,000   Renal Care Group, Inc.*                                     1,087
                                                                       ---------
                                                                           3,177
                                                                       ---------
               Home Furnishings & Appliances (0.2%)
      10,000   Ethan Allen Interiors, Inc.                                   503
                                                                       ---------
               Internet Services (1.0%)
      15,100   Concentric Network Corp.*                                     334
      13,900   Network Solutions, Inc. "A"*                                  514
      18,000   Preview Travel, Inc.*                                         511
      17,200   Sportsline USA, Inc.*                                         467
      37,400   USWeb Corp.*                                                  790
                                                                       ---------
                                                                           2,616
                                                                       ---------
               Investment Companies (0.5%)
      50,000   Sirrom Capital Corp.                                        1,331
                                                                       ---------
               Lodging/Hotel (0.1%)
      13,000   ResortQuest International, Inc.*                              197
                                                                       ---------
               Medical Products & Supplies (0.6%)
       6,000   Henry Schein, Inc.*                                           231
      41,500   Ocular Sciences, Inc.*                                      1,219
                                                                       ---------
                                                                           1,450
                                                                       ---------
               Nursing Care (0.6%)
      46,500   Sunrise Assisted Living, Inc.*                              1,401
                                                                       ---------
               Oil & Gas - Drilling/Equipment (1.3%)
       3,800   Cal Dive International, Inc.*                                 129
      15,000   Carbo Ceramics, Inc.*                                         513
       3,900   Cliffs Drilling Co.*                                          161
      20,100   Friede Goldman International, Inc.*                           669
      22,800   Halter Marine Group, Inc.*                                    428
      13,600   National-Oilwell, Inc.*                                       475
      12,000   R & B Falcon Corp.*                                           344
      10,100   UNIFAB International, Inc.*                                   193
       9,000   Veritas DGC, Inc.*                                            466
                                                                       ---------
                                                                           3,378
                                                                       ---------
               Restaurants (0.2%)
      13,300   Papa John's International, Inc.*                              554
                                                                       ---------
               Retail - Food (0.5%)
      30,000   Dominick's Supermarkets, Inc.*                              1,294
                                                                       ---------
               Retail - Specialty (2.1%)
      40,000   99 Cents Only Stores*                                       1,525
       4,500   Abercrombie & Fitch Co.*                                      190
       3,000   Alrenco, Inc.*                                                 53
       6,400   Cost Plus, Inc.*                                              189
      50,000   Hibbett Sporting Goods, Inc.*                               1,700
       4,500   Neff Corp.*                                                    51
      28,050   Party City Corp.*                                             824
      30,000   Rental Service Corp.*                                         778
                                                                       ---------
                                                                           5,310
                                                                       ---------
               Retail - Specialty Apparel (0.3%)
      30,000   Delia's, Inc.*                                                705
                                                                       ---------
               Services - Commercial & Consumer (1.0%)
      24,000   Altron, Inc.*                                                 266
       1,100   AnswerThink Consulting Group, Inc.*                            17
      10,900   Carreker-Antinori, Inc.*                                      119
       2,400   Cultural Access World Wide, Inc.*                              26
      50,000   International Total Services, Inc.*                         1,050
      20,000   Learning Tree International, Inc.*                            320
      24,000   MSC Industrial Direct Co.*                                    640
                                                                       ---------
                                                                           2,438
                                                                       ---------
               Services - Data Processing (0.1%)
      15,600   Checkfree Holdings Corp.*                                     354
                                                                       ---------
               Services - Facilities & Environment (0.2%)
      34,000   Computer Learning Centers, Inc.*                              582
                                                                       ---------
               Telecommunications - Cellular/Wireless (0.3%)
      11,800   Omnipoint Corp.*                                              243
      38,500   Powertel, Inc.*                                               702
                                                                       ---------
                                                                             945
                                                                       ---------
               Telecommunications - Long Distance (0.9%)
      25,500   ITC DeltaCom, Inc.*                                           921
       4,500   Pacific Gateway Exchange, Inc.*                               192
      12,000   Premiere Technologies, Inc.*                                  287
      17,000   SmarTalk TeleServices, Inc.*                                  312
      15,170   STAR Telecommunications, Inc.*                                359
       9,300   Startec Global Communications Corp.*                          152
                                                                       ---------
                                                                           2,223
                                                                       ---------
               Telephones (1.7%)
      31,900   e.Spire Communications, Inc.*                                 514
      34,700   Electric Lightware, Inc. "A"*                                 473
      35,200   GST Telecommunications, Inc.*                                 440
      14,200   Hyperion Telecommunications, Inc.                             223
      18,000   ICG Communications, Inc.*                                     544
       8,000   Intermedia Communications of Florida, Inc.*                   593
      20,400   Metromedia Fiber Network, Inc. "A"*                           834
       4,800   MGC Communications, Inc.*                                      82
      14,300   Winstar Communications, Inc.*                                 536
                                                                       ---------
                                                                           4,239
                                                                       ---------
               Textiles - Apparel (0.6%)
      20,000   Columbia Sportswear Co.*                                      419
      40,000   North Face, Inc.*                                             992
                                                                       ---------
                                                                           1,411
                                                                       ---------
               Truckers (0.1%)
       4,000   United Road Services, Inc.*                                    64
                                                                       ---------
               Waste Management (0.5%)
      30,000   American Disposal Services, Inc.*                           1,175
                                                                       ---------
               Total small cap stocks (cost: $59,747)                     68,293
                                                                       ---------

                            LARGE CAP STOCKS (29.8%)
               Advertising/Marketing (0.1%)
       2,000   Cognizant Corp.                                               107
                                                                       ---------
               Aerospace/Defense (0.3%)
      18,600   Boeing Co.                                                    886
                                                                       ---------
               Agricultural Products (0.1%)
       4,500   Pioneer Hi-Bred International, Inc.                           171
                                                                       ---------
               Air Freight (0.4%)
      15,000   FDX Corp.*                                                    962
                                                                       ---------
               Airlines (0.2%)
      21,000   Southwest Airlines Co.                                        560
                                                                       ---------
               Banks - Major Regional (1.1%)
      11,040   Banc One Corp.                                                609
       3,700   Fleet Financial Group, Inc.                                   303
       6,700   National City Corp.                                           454
      12,600   Norwest Corp.                                                 490
       4,300   PNC Bank Corp.                                                248
       1,500   Wells Fargo & Co.                                             542
                                                                       ---------
                                                                           2,646
                                                                       ---------
               Banks - Money Center (1.5%)
      12,100   BankAmerica Corp.                                           1,000
       7,800   Citicorp                                                    1,163
       8,400   First Union Corp.                                             465
      13,000   NationsBank Corp.                                             985
                                                                       ---------
                                                                           3,613
                                                                       ---------
               Beverages - Alcoholic (0.2%)
      11,600   Anheuser-Busch Companies, Inc.                                533
                                                                       ---------
               Beverages - Nonalcoholic (0.7%)
      42,900   PepsiCo, Inc.                                               1,751
                                                                       ---------
               Biotechnology (1.2%)
      28,000   Amgen, Inc.*                                                1,694
      12,000   Biogen, Inc.*                                                 528
      11,000   Centocor, Inc.*                                               429
       6,600   Chiron Corp.*                                                 119
      11,000   Genzyme Corp.*                                                301
                                                                       ---------
                                                                           3,071
                                                                       ---------
               Broadcasting - Radio & TV (0.1%)
       8,400   CBS Corp.                                                     267
       1,000   Clear Channel Communications, Inc.*                            96
                                                                       ---------
                                                                             363
                                                                       ---------
               Chemicals (0.1%)
       4,200   Monsanto Co.                                                  233
                                                                       ---------
               Communication Equipment (0.1%)
      10,000   Pairgain Technologies, Inc.*                                  156
                                                                       ---------
               Computer - Hardware (0.2%)
      15,000   Compaq Computer Corp.                                         410
      13,700   Micron Electronics, Inc.*                                     145
                                                                       ---------
                                                                             555
                                                                       ---------
               Computer - Networking (1.7%)
      31,000   3Com Corp.*                                                   787
      51,900   Ascend Communications, Inc.*                                2,241
      26,200   Cabletron Systems, Inc.*                                      337
      11,500   Cisco Systems, Inc.*                                          870
                                                                       ---------
                                                                           4,235
                                                                       ---------
               Computer - Peripherals (0.6%)
      29,000   Quantum Corp.*                                                634
      24,900   Seagate Technology, Inc.*                                     576
      16,200   Western Digital Corp.*                                        276
                                                                       ---------
                                                                           1,486
                                                                       ---------
               Computer Software & Service (0.5%)
      12,700   Intuit, Inc.*                                                 602
      15,000   Synopsys, Inc.*                                               644
                                                                       ---------
                                                                           1,246
                                                                       ---------
               Distributions - Food/Health (0.1%)
       2,000   Cardinal Health, Inc.                                         178
                                                                       ---------
               Drugs (2.7%)
       5,000   Eli Lilly & Co.                                               307
      15,000   Ivax Corp.*                                                   138
       5,000   Merck & Co., Inc.                                             586
      23,000   Mylan Laboratories, Inc.                                      690
       5,000   Pfizer, Inc.                                                  524
      98,700   Pharmacia & Upjohn, Inc.                                    4,361
                                                                       ---------
                                                                           6,606
                                                                       ---------
               Electrical Equipment (1.1%)
      33,300   General Electric Co.                                        2,776
                                                                       ---------
               Electronics - Instrumentation (0.1%)
       6,500   KLA Instruments Corp.*                                        219
                                                                       ---------
               Electronics - Semiconductors (1.0%)
      20,000   Advanced Micro Devices, Inc.*                                 390
      17,500   Intel Corp.                                                 1,250
      20,400   Micron Technology, Inc.*                                      481
       9,300   Texas Instruments, Inc.                                       478
                                                                       ---------
                                                                           2,599
                                                                       ---------
               Entertainment (0.4%)
       4,700   Time Warner, Inc.                                             366
       5,600   Walt Disney Co.                                               633
                                                                       ---------
                                                                             999
                                                                       ---------
               Equipment - Semiconductors (0.8%)
      19,600   Applied Materials, Inc.*                                      627
      22,900   Lam Research Corp.*                                           545
      13,900   Novellus Systems, Inc.*                                       526
      10,100   Teradyne, Inc.*                                               311
                                                                       ---------
                                                                           2,009
                                                                       ---------
               Finance - Consumer (0.2%)
      10,560   Advanta Corp.                                                 222
       2,800   Associates First Capital Corp. "A"                            209
       4,800   MBNA Corp.                                                    152
                                                                       ---------
                                                                             583
                                                                       ---------
               Finance - Diversified (0.9%)
       6,100   American Express Co.                                          626
       3,100   American General Corp.                                        208
      13,900   Federal National Mortgage Assn.                               832
       7,800   Morgan Stanley, Dean Witter, Discover & Co.                   609
                                                                       ---------
                                                                           2,275
                                                                       ---------
               Foods (0.9%)
       9,700   Campbell Soup Co.                                             529
      10,000   ConAgra, Inc.                                                 292
       3,500   General Mills, Inc.                                           239
      13,800   Kellogg Co.                                                   570
      10,600   Sara Lee Corp.                                                624
         970   Vlasic Foods International, Inc*                               21
                                                                       ---------
                                                                           2,275
                                                                       ---------
               Gaming Companies (0.1%)
       9,200   International Game Technology, Inc.                           227
                                                                       ---------
               Healthcare - Diversified (1.5%)
       3,000   Abbott Laboratories                                           223
      32,000   American Home Products Corp.                                1,546
       5,000   Bristol-Myers Squibb Co.                                      538
       6,300   Johnson & Johnson, Inc.                                       435
      15,300   Warner-Lambert Co.                                            976
                                                                       ---------
                                                                           3,718
                                                                       ---------
               Healthcare - HMOs (0.9%)
      19,600   Pacificare Health Systems, Inc.*                            1,580
       9,500   United Healthcare Corp.                                       608
                                                                       ---------
                                                                           2,188
                                                                       ---------
               Healthcare - Specialized Services (0.2%)
      25,000   PhyCor, Inc.*                                                 422
                                                                       ---------
               Household Products (0.8%)
       1,700   Colgate-Palmolive Co.                                         148
      15,600   Kimberly-Clark Corp.                                          773
      12,800   Procter & Gamble Co.                                        1,075
                                                                       ---------
                                                                           1,996
                                                                       ---------
               Housewares (0.1%)
       2,100   Newell Co.                                                    101
                                                                       ---------
               Insurance Brokers (0.1%)
       2,400   Marsh & McLennan Companies, Inc.                              210
                                                                       ---------
               Insurance - Life/Health (0.4%)
      14,500   Aetna, Inc.                                                 1,134
                                                                       ---------
               Insurance - Multi-Line Companies (0.6%)
       7,100   American International Group, Inc.                            879
      10,800   Travelers Corp.                                               659
                                                                       ---------
                                                                           1,538
                                                                       ---------
               Insurance - Property/Casualty (0.3%)
       6,400   Allstate Corp.                                                602
       1,000   Progressive Corp.                                             138
                                                                       ---------
                                                                             740
                                                                       ---------
               Investment Banks / Brokerage (0.1%)
       3,800   Merrill Lynch & Co., Inc.                                     340
                                                                       ---------
               Leisure Time (0.1%)
       2,800   Mattel, Inc.                                                  106
                                                                       ---------
               Lodging/Hotel (0.1%)
       2,500   Marriott International, Inc. "A"                               87
                                                                       ---------
               Manufacturing - Diversified Industries (0.4%)
      18,700   Hillenbrand Industries, Inc.                                1,155
                                                                       ---------
               Medical Products & Supplies (1.7%)
      20,100   Bausch & Lomb, Inc.                                         1,001
      25,000   Boston Scientific Corp.*                                    1,594
      20,000   St. Jude Medical, Inc.*                                       715
      30,000   United States Surgical Corp.                                1,193
                                                                       ---------
                                                                           4,503
                                                                       ---------
               Oil & Gas - Drilling/Equipment (0.2%)
       5,000   Ensco International, Inc.*                                    127
       5,000   Halliburton Co.                                               237
       5,000   Transocean Offshore, Inc.                                     246
                                                                       ---------
                                                                             610
                                                                       ---------
               Personal Care (0.2%)
       4,900   Gillette Co.                                                  574
                                                                       ---------
               Photography - Imaging (0.1%)
       2,700   Xerox Corp.                                                   277
                                                                       ---------
               Restaurants (0.1%)
       7,000   Lone Star Steakhouse & Saloon, Inc.*                          118
       6,400   Outback Steakhouse, Inc.*                                     236
                                                                       ---------
                                                                             354
                                                                       ---------
               Retail - Building Supplies (0.3%)
       9,300   Home Depot, Inc.                                              731
                                                                       ---------
               Retail - Drug (0.2%)
      11,500   Walgreen Co.                                                  405
                                                                       ---------
               Retail - General Merchandising (0.7%)
       5,700   Dayton Hudson Corp.                                           264
      30,200   Wal-Mart Stores, Inc.                                       1,667
                                                                       ---------
                                                                           1,931
                                                                       ---------
               Retail - Specialty Apparel (0.1%)
       4,000   Gap, Inc.                                                     216
                                                                       ---------
               Savings & Loan Holding Co. (0.1%)
       3,500   Washington Mutual, Inc.                                       247
                                                                       ---------
               Services - Commercial & Consumer (0.1%)
       2,500   Service Corp. International                                   102
                                                                       ---------
               Services - Data Processing (0.3%)
      24,800   First Data Corp.                                              825
                                                                       ---------
               Shoes (0.3%)
      15,000   Nike, Inc. "B"                                                690
                                                                       ---------
               Telecommunications - Cellular/Wireless (0.1%)
       3,600   Airtouch Communications, Inc.*                                171
                                                                       ---------
               Telecommunications - Long Distance (0.6%)
      32,200   WorldCom, Inc.*                                             1,465
                                                                       ---------
               Telephones (1.1%)
      10,700   Bell Atlantic Corp.                                           980
      13,100   BellSouth Corp.                                               845
      24,000   SBC Communications Corp.                                      933
                                                                       ---------
                                                                           2,758
                                                                       ---------
               Tobacco (0.4%)
      25,600   Philip Morris Companies, Inc.                                 957
                                                                       ---------
               Truckers (0.2%)
      11,200   CNF Transportation, Inc.                                      460
                                                                       ---------
               Total large cap stocks (cost: $67,769)                     74,331
                                                                       ---------


  Principal
   Amount                                        Coupon
    (000)                                         Rate      Maturity
---------------------------------------------------------------------

                                  BONDS (20.9%)
   $   2,000   Capital One Financial Corp.         7.25%   12/01/03        2,041
       1,000   Comcast Cable Communications, Inc.  8.13     5/01/04        1,085
       2,000   Corporacion Andina de Fomento,
                 (Venezuela)                       7.10     2/01/03        2,047
       2,000   EOP Operating, L.P. a               6.38     2/15/12        2,005
       1,000    First Industrial LP                7.60     5/15/07        1,068
       2,000   First Union Commercial Mortgage
                Trust II                           6.60    11/18/29        2,050
       2,000   FIRSTPLUS Home Loan Owner Trust,
                 Series 1997-3, Class A-6          7.08     7/10/17        2,053
       2,000   FIRSTPLUS Home Loan Owner Trust,
                 Series 1997-4, Class A-5          6.62     9/10/15        2,024
       2,000   FIRSTPLUS Home Loan Owner Trust,
                 Series 1998-1, Class A-5          6.25    11/10/16        2,001
       1,000   Franchise Finance Corp. of America  7.00    11/30/00        1,013
       2,000   Giddings & Lewis, Inc.              7.50    10/01/05        2,114
       2,000   Glenborough Realty Trust, Inc. a    7.63     3/15/05        2,008
       1,000   Great Atlantic & Pacific Tea, Inc.  7.70     1/15/04        1,017
       2,000   Health and Retirement Properties
                 Trust a                           6.75    12/18/02        2,013
       1,000   Health Care Property Investors,
                 Inc.                              6.50     2/15/06        1,002
       2,000   HUBCO, Inc.                         8.20     9/15/06        2,177
       1,000   Kmart Corp.                         7.95     2/01/23        1,017
       2,000   MacSaver Financial Services, Inc.   7.40     2/15/02        1,946
       1,000   Merita Bank Ltd., (Finland)         6.50     1/15/06        1,006
       1,000   Pulte Corp.                         7.00    12/15/03        1,026
       1,000   Security Capital Pacific Trust      7.15    10/15/03        1,036
       2,000   Tele-Communications, Inc.           8.25     1/15/03        2,153
       1,000   Time Warner, Inc.                   7.48     1/15/08        1,069
       1,000   Washington Real Estate Investment
                 Trust                             7.25     8/13/06        1,040
       2,000   Waste Management, Inc.              6.38    12/01/03        2,002
       2,000   WorldCom, Inc.                      7.55     4/01/04        2,121
       1,963   Federal Home Loan Mortgage Corp.,
                 Series 1998-7 H                   9.00     3/18/25        2,110
       2,837   Federal National Mortgage Assn.,
                 Series 1997-72 CA                 9.50     9/18/23        3,017
       2,829   Federal National Mortgage Assn.,
                 Series 1997-79 U                  9.00    11/18/24        2,977
       1,984   Government National Mortgage
                 Association                       6.50    10/20/25        1,972
                                                                       ---------
               Total bonds (cost: $51,028)                                52,210
                                                                       ---------

                         MONEY MARKET INSTRUMENTS (2.2%)
       5,446   Federal Home Loan Bank, 5.38%, 6/01/98
                 (cost: $5,444)                                            5,444
                                                                       ---------
               Total investments (cost: $223,920)                      $ 250,040
                                                                       =========

---------------------
*Non-income producing.




               PORTFOLIO SUMMARY BY INDUSTRY
-------------------------------------------------------------

U.S. Government & Agency Issues             8.4 %
Banks - Major Regional                      5.9
Real Estate Investment Trusts               4.6
Telephones                                  4.2
Drugs                                       3.4
Aerospace/Defense                           3.1
Medical Products & Supplies                 2.7
Electronics - Semiconductors                2.6
Retail - Specialty                          2.6
Healthcare - Diversified                    2.5
Telecommunications -
  Long Distance                             2.5
Equipment -  Semiconductors                 2.2
Oil & Gas -  Drilling/Equipment             2.2
Computer - Networking                       2.1
Biotechnology                               2.0
Banks - Money Center                        1.9
Computer  Software & Service                1.9
Broadcasting - Radio & TV                   1.6
Communication  Equipment                    1.5
Services - Commercial & Consumer            1.5
Finance - Consumer                          1.4
Healthcare - Specialized Services           1.4
Electrical Equipment                        1.3
Foods                                       1.3
Retail - Food                               1.3
Waste Management                            1.3
Auto Parts                                  1.2
Insurance - Multi-Line Companies            1.2
Retail - General Merchandising              1.2
Manufacturing -
  Diversified Industries                    1.2
Asset Backed Securities                     1.1
Beverages - Nonalcoholic                    1.1
Computer - Peripherals                      1.1
Beverages - Alcoholic                       1.0
Entertainment                               1.0
Finance - Diversified                       1.0
Home Furnishings & Appliances               1.0
Internet Services                           1.0
Manufacturing - Specialized                 1.0
Other                                      18.8
                                          -----
                                          100.3%
                                          =====



USAA GROWTH STRATEGY FUND
NOTES TO PORTFOLIO OF INVESTMENTS

May 31, 1998


GENERAL NOTES

Market values of securities are determined by procedures and practices discussed in note 1 to the financial statements.

The cost of securities for federal income tax purposes is approximately the same as that reported in the financial statements.

The percentages shown represent the percentage of the investments to net assets.

The Large Cap Stocks category consists of investments in common stocks of companies with market capitalizations of $1 billion or more at the time of purchase. Small Cap Stocks have market capitalizations of less than $1 billion at the time of purchase.

ADR - American Depositary Receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

GDR - Global Depositary Receipts are receipts issued by a non-U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
(a) Security is exempt from registration under the Securities Act of 1933 and has been determined to be liquid by the Fund's investment manager. Any resale of this security may occur in an exempt transaction in the United States to a qualified institutional buyer as defined by Rule 144A.

(b) Illiquid security valued using methods determined by the Fund's investment manager under the general supervision of the Board of Trustees. At May 31, 1998, these securities represented .03% of the Fund's net assets.

See accompanying notes to financial statements.





USAA GROWTH STRATEGY FUND
STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)
May 31, 1998




ASSETS
   Investments in securities, at market value (identified
     cost of $223,920)                                                  $250,040
   Cash                                                                      121
   Cash denominated in foreign currencies (identified cost of $345)          321
   Receivables:
      Capital shares sold                                                    131
      Dividends and interest                                               1,064
      Securities sold                                                        767
                                                                        --------
         Total assets                                                    252,444
                                                                        --------


LIABILITIES
   Securities  purchased                                                   2,625
   Unrealized  depreciation  on  foreign  currency contracts
     held,  at value                                                           1
  Capital  shares  redeemed                                                  134
  USAA  Investment Management Company                                        161
  USAA Transfer Agency Company                                                46
  Accounts  payable and accrued expenses                                      65
                                                                        --------
         Total liabilities                                                 3,032
                                                                        --------
            Net assets applicable to capital shares outstanding         $249,412
                                                                        ========


REPRESENTED BY:
   Paid-in capital                                                     $ 210,001
   Accumulated undistributed net investment income                         1,347
   Accumulated net realized gain on investments                           11,971
   Net unrealized appreciation of investments                             26,120
   Net unrealized depreciation on foreign currency translations             (27)
                                                                       ---------
            Net assets applicable to capital shares outstanding        $ 249,412
                                                                       =========
   Capital shares outstanding, unlimited number of shares authorized,
      no par value                                                        17,440
                                                                       =========
   Net asset value, redemption price, and offering price per share     $   14.30
                                                                       =========


See accompanying notes to financial statements.




USAA GROWTH STRATEGY FUND
STATEMENT OF OPERATIONS
(IN THOUSANDS)
Year ended May 31, 1998



Net investment income:
   Income (net of foreign taxes withheld of $101):
      Dividends                                                        $ 1,565
      Interest                                                           3,623
                                                                       -------
         Total income                                                    5,188
                                                                       -------
   Expenses:
      Management fees                                                    1,755
      Transfer agent's fees                                                678
      Custodian's fees                                                     219
      Postage                                                               90
      Shareholder reporting fees                                            47
      Trustees' fees                                                         4
      Registration fees                                                     87
      Professional fees                                                     33
      Other                                                                 18
                                                                       -------
         Total expenses                                                  2,931
                                                                       -------
            Net investment income                                        2,257
                                                                       -------
Net realized and unrealized gain on investments and foreign  currency:
   Net realized gain (loss) on:
      Investments                                                       17,480
      Foreign currency transactions                                        (40)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                        4,132
       Foreign currency translations                                       (25)
                                                                      --------
            Net realized and unrealized gain                            21,547
                                                                      --------
Increase in net assets resulting from operations                       $23,804
                                                                      ========


See accompanying notes to financial statements.



USAA GROWTH STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)
Years ended May 31,



                                                                     1998           1997
                                                                  -------------------------
From operations:
   Net investment income                                          $  2,257      $   1,927
   Net realized gain on investments                                 17,480            955
   Net realized loss on foreign currency transactions                  (40)            (4)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                    4,132         11,018
      Foreign currency translations                                    (25)            (2)
                                                                  -------------------------
      Increase in net assets resulting from operations              23,804         13,894
                                                                  -------------------------
Distributions to shareholders from:
   Net investment income                                            (2,021)        (1,215)
                                                                  -------------------------
   Net realized gains                                               (3,845)        (3,874)
                                                                  -------------------------
From capital share transactions:
   Proceeds from shares sold                                        94,367         138,121
   Shares issued for dividends reinvested                            5,843           4,982
   Cost of shares redeemed                                         (62,657)        (45,175)
                                                                  -------------------------
      Increase in net assets from capital share transactions        37,553          97,928
                                                                  -------------------------
Net increase in net assets                                          55,491         106,733
Net assets:
   Beginning of period                                             193,921          87,188
                                                                  -------------------------
   End of period                                                  $249,412       $ 193,921
                                                                  =========================
Undistributed net investment income included in net assets:
   Beginning of period                                            $  1,057       $     338
                                                                  =========================
   End of period                                                  $  1,347       $   1,057
                                                                  =========================
Change in shares outstanding:
   Shares sold                                                       6,653          11,224
   Shares issued for dividends reinvested                              448             412
   Shares redeemed                                                  (4,461)         (3,679)
                                                                  ------------------------
      Increase in shares outstanding                                 2,640           7,957
                                                                  ========================



See accompanying notes to financial statements.




USAA GROWTH STRATEGY FUND
NOTES TO FINANCIAL STATEMENTS

May 31, 1998




(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Massachusetts business trust consisting of eleven separate funds. The information presented in this annual report pertains only to the USAA Growth Strategy Fund (the Fund). The Fund's investment objective is to seek a high total return, with reduced risk over time, through an asset allocation strategy which emphasizes capital appreciation and gives secondary emphasis to income.

A. Security valuation - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

1. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are generally valued at the closing values of such securities on the exchange where primarily traded. If no sale is reported, the average of the bid and asked prices is generally used depending upon local custom or regulation.

2. Over-the-counter securities are priced at the last sales price or, if not available, at the average of the bid and asked prices.

3. Securities purchased with maturities of 60 days or less are stated at amortized cost which approximates market value.

4. Other debt and government securities are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sale price to price securities when, in the Service's judgement, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers in securities, and general market conditions.

5. Securities which cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager) under the general supervision of the Board of Trustees.

B. Federal taxes - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required. As a result of certain permanent differences between book and tax basis accounting, reclassifications were made to the statement of assets and liabilities at May 31, 1998 to increase accumulated undistributed net investment income and to decrease accumulated net realized gain on investments by $93.5 thousand. A similar reclassification was made in 1997 in the amount of $10.8 thousand.

C. Investments in securities - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on securities are amortized over the life of the respective securities.

D. Foreign currency translations -The assets of the Fund may be invested in the securities of foreign issuers. Since the accounting records of the Fund are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

1. Market value of securities, other assets, and liabilities at the mean between the bid and asked translation rates of such currencies against U.S. dollars on a daily basis.

2. Purchases and sales of securities, income, and expenses at the rate of exchange obtained from an independent pricing service on the respective dates of such transactions.

Net realized and unrealized foreign currency gains/losses occurring during the holding period of investments are a component of realized gain/loss on investments and unrealized appreciation/depreciation on investments, respectively.

Net realized foreign currency gains/losses arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. Net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities other than investments in securities resulting from changes in the exchange rate.

E. Use of estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
The Fund participates with other USAA funds in two joint short-term revolving loan agreements totaling $850 million, one with USAA Capital Corporation (CAPCO), an affiliate of the Manager ($750 million uncommitted), and one with NationsBank of Texas, N.A. ($100 million committed). The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with NationsBank, the Fund may borrow from NationsBank an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets at NationsBank's borrowing rate plus a markup. The Fund had no borrowings under either of these agreements during the year ended May 31, 1998.

(3) DISTRIBUTIONS
Distributions of net investment income and realized gains from security transactions not offset by capital losses are made in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) INVESTMENT TRANSACTIONS
Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended May 31, 1998 were $185.7 million and $155.7 million, respectively.

Gross unrealized appreciation and depreciation of investments at May 31, 1998 was $37.1 million and $11.0 million, respectively.

(5) FOREIGN CURRENCY CONTRACTS
A forward currency contract (currency contract) is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The Fund currently enters into currency contracts only in connection with the purchase or sale of a security denominated in a foreign currency. These contracts allow the Fund to "lock in" the U.S. dollar price of the security. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Fund giving up the opportunity for potential profit.



At May 31, 1998,  the terms of open foreign  currency  contracts were as follows (in thousands):


----------------------------------------------------------------------------------------------------
                                 U.S. Dollar                        U.S. Dollar        Unrealized
 Exchange     Currency to be     Value as of     Currency to be      Value as of      Appreciation
   Date          Delivered          5/31/98         Received           5/31/98        (Depreciation)
----------------------------------------------------------------------------------------------------
6/1/98            4                 $    7              7              $    7            $  -
            British Pound                         U.S. Dollar
----------------------------------------------------------------------------------------------------
6/1/98           17                     17             95                  17               -
             U.S. Dollar                         Finnish Markka
----------------------------------------------------------------------------------------------------
6/1/98            4                      4             15                   4               -
             U.S. Dollar                        Malaysian Ringgit
----------------------------------------------------------------------------------------------------
6/1/98            1                      1              4                   1               -
             U.S. Dollar                        Malaysian Ringgit
----------------------------------------------------------------------------------------------------
6/2/98            4                      6              6                   6               -
            British Pound                         U.S. Dollar
----------------------------------------------------------------------------------------------------
6/2/98           36                     36             448                 35              (1)
             U.S. Dollar                        Austrian Schilling
----------------------------------------------------------------------------------------------------
6/2/98           63                     63             127                 63               -
             U.S. Dollar                        Netherlands Guilder
----------------------------------------------------------------------------------------------------
6/3/98           54                     10              10                 10                -
           Finnish Markka                           U.S. Dollar
----------------------------------------------------------------------------------------------------
6/3/98           45                      6               6                  6                -
          Hong Kong Dollar                          U.S. Dollar
----------------------------------------------------------------------------------------------------
6/3/98          141                     18              18                 18                -
          Hong Kong Dollar                          U.S. Dollar
----------------------------------------------------------------------------------------------------
6/3/98          146                     19              19                 19                -
          Hong Kong Dollar                          U.S. Dollar
----------------------------------------------------------------------------------------------------
6/3/98         5,531                    40              40                 40                -
            Japanese Yen                            U.S. Dollar
----------------------------------------------------------------------------------------------------
6/3/98           34                     34              425                34                -
             U.S. Dollar                          Austrian Schilling
----------------------------------------------------------------------------------------------------
6/3/98           6                       6               23                 6                -
             U.S. Dollar                           Malaysian Ringgit
----------------------------------------------------------------------------------------------------
6/3/98           18                     18               35                18                -
             U.S. Dollar                          Netherlands Guilder
----------------------------------------------------------------------------------------------------
6/4/98           4                       6                6                 6                -
            British Pound                           U.S. Dollar
----------------------------------------------------------------------------------------------------
6/4/98         27,083                    2                2                 2                -
           Indonesian Rupiah                        U.S. Dollar
----------------------------------------------------------------------------------------------------
6/4/98           5                       5               19                 5                -
             U.S. Dollar                           Malaysian Ringgit
----------------------------------------------------------------------------------------------------
6/4/98           11                     11               21                11                -
             U.S. Dollar                          Netherlands Guilder
----------------------------------------------------------------------------------------------------
6/5/98           21                     34               34                34                -
            British Pound                             U.S. Dollar
----------------------------------------------------------------------------------------------------
6/5/98           7                      12               12                12                -
            British Pound                             U.S. Dollar
----------------------------------------------------------------------------------------------------
6/5/98           11                     11               41                11                -
             U.S. Dollar                           Malaysian Ringgit
----------------------------------------------------------------------------------------------------
6/5/98           4                       4               16                 4                -
             U.S. Dollar                            Malaysian Ringgit
----------------------------------------------------------------------------------------------------
                                    $  370                             $  369              $(1)
====================================================================================================



(6) TRANSACTIONS WITH MANAGER
A. Management fees - The investment policies of the Fund and management of the Fund's portfolio are carried out by USAA Investment Management Company. The Fund's management fees are computed at .75% of its annual average net assets.

B. Transfer agent's fees - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23.50 per shareholder account plus out-of-pocket expenses.

C. Underwriting services - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best efforts basis. The Manager receives no commissions or fees for this service.

D. Brokerage services - USAA Brokerage Services, a discount brokerage service of the Manager, may execute portfolio transactions for the Fund. The amount of brokerage commissions paid to USAA Brokerage Services during the year ended May 31, 1998 was $9.0 thousand.

(7) TRANSACTIONS WITH AFFILIATES
Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) FINANCIAL HIGHLIGHTS
Per share operating performance for a share outstanding throughout each period is as follows:
                                                                    Nine-month
                                                                   Period Ended
                                       Year Ended May 31,             May 31,
--------------------------------------------------------------------------------
                                      1998            1997             1996*
--------------------------------------------------------------------------------
Net asset value at
   beginning of period             $  13.10        $  12.74         $  10.00
Net investment income                   .13             .15              .11(b)
Net realized and
   unrealized gain                     1.43             .77             2.66
Distributions from net
   investment income                   (.13)           (.12)            (.03)
Distributions of realized
   capital gains                       (.23)           (.44)           -
                                   ------------------------------------------
Net asset value at
   end of period                   $  14.30        $  13.10         $  12.74
                                   ==========================================
Total return (%) **                   12.12            7.73            27.76
Net assets at end of
   period (000)                    $249,412        $193,921         $ 87,188
Ratio of expenses to
   average net assets (%)              1.25            1.31             1.66(a)
Ratio of net investment
   income to average net
   assets (%)                           .97            1.46             1.34(a)
Portfolio turnover (%)                69.42           62.50            40.21
Average commission rate
   paid per share (+)              $  .0117        $  .0197         $  .0072


  * Fund commenced operations September 1, 1995.
 ** Assumes reinvestment of all dividend income and capital gain distributions during the period.
(+) Calculated by aggregating all commissions paid on the purchase and sale of securities and dividing by the actual number of shares purchased or sold for which commissions were charged.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Calculated using weighted average shares.


Trustees
Robert G. Davis, Chairman of the Board
Michael J.C. Roth, President and Vice Chairman of the Board
John W. Saunders, Jr., Vice President
Barbara B. Dreeben
Howard L. Freeman, Jr.
Robert L. Mason
Richard A. Zucker

Investment Adviser, Underwriter and Distributor
USAA Investment Management Company
9800 Fredericksburg Road
San Antonio, Texas 78288

Transfer Agent
USAA Shareholder Account Services
9800 Fredericksburg Road
San Antonio, Texas 78288

Custodian
State Street Bank and Trust Company
P.O. Box 1713
Boston, Massachusetts 02105

Legal Counsel
Goodwin, Procter & Hoar LLP
Exchange Place
Boston, Massachusetts 02109

Independent Auditors
KPMG Peat Marwick LLP
112 East Pecan, Suite 2400
San Antonio, Texas 78205

Telephone Assistance Hours
Call toll free - Central Time
Monday - Friday 8:00 a.m. to 8:00 p.m.
Saturdays 8:30 a.m. to 5:00 p.m.

For Additional Information On Mutual Funds
1-800-531-8181, (in San Antonio) 456-7211
For account servicing, exchanges or redemptions
1-800-531-8448, (in San Antonio) 456-7202

Recorded Mutual Fund Price Quotes
24-Hour Service (from any phone)
1-800-531-8066, (in San Antonio) 498-8066

Mutual Fund TouchLine(Registered Trademark)
(from Touchtone phones only)
For account balance, last transaction or fund prices
1-800-531-8777, (in San Antonio) 498-8777